INVESTMENTS IN ASSOCIATES	6 Months Ended
Jun. 30, 2026
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

US$ MILLIONS	For the six-month period ended June 30, 2026	For the 12-month period ended December 31, 2025
Balance at the beginning of the period	$295	$—
Additions	—	605
Share of earnings for the period	9	25
Distributions	(29)	(21)
Disposition of interest	—	(314)
Ending Balance	$275	$295
On March 26, 2025, our global intermodal logistics operation sold a 33% partial interest in a stabilized container subsidiary for net proceeds of approximately $120 million to our company (see Note 4 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate.
On September 29, 2025, our global intermodal logistics operation sold an additional 33% partial interest in the stabilized container portfolio for net proceeds of approximately $425 million ($115 million to our company). On dispositions, Brookfield Infrastructure recognized a gain on sale of approximately $115 million ($30 million to our company) in other income (expense) on the Consolidated Statements of Operating Results.
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Financial position:
Total assets	$1,941	$2,049
Total liabilities	(1,119)	(1,166)
Net assets	$822	$883